Investment property - Summary of average price of land (Detail)	12 Months Ended
Dec. 31, 2025 m² / $
San Isidro – Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	4,505
San Isidro – Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	8,098
San Isidro – Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	5,722
Miraflores - Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	4,540
Miraflores - Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	5,318
Miraflores - Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	5,041
Ate Vitarte - Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,200
Ate Vitarte - Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,648
Ate Vitarte - Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,428
San Martin de Porres – Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,247
San Martin de Porres – Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,561
San Martin de Porres – Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,402